AB Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Industrials – 26.2%
Aerospace & Defense – 2.9%
Aevex Corp. - Class A(a)	694,469	$21,007,687
Karman Holdings, Inc.(a) (b)	253,533	17,235,173
Kratos Defense & Security Solutions, Inc.(a) (b)	569,569	35,911,326
Voyager Technologies, Inc. - Class A(a) (b)	428,277	11,310,796

		85,464,982

Building Products – 3.2%
Modine Manufacturing Co.(a)	204,247	52,007,414
Zurn Elkay Water Solutions Corp. - Class C	772,923	40,161,079

		92,168,493

Construction & Engineering – 3.0%
Everus Construction Group, Inc.(a)	241,996	35,677,470
Primoris Services Corp.(b)	278,083	50,374,736

		86,052,206

Electrical Equipment – 7.3%
Bloom Energy Corp. - Class A(a)	379,526	107,542,487
Forgent Power Solutions, Inc.(a)	622,875	23,432,558
Generac Holdings, Inc.(a)	114,194	29,602,511
Nextpower, Inc. - Class A(a) (b)	440,818	52,514,648

		213,092,204

Ground Transportation – 1.3%
Saia, Inc.(a)	86,675	38,901,473

Machinery – 5.6%
Enpro, Inc.	127,559	37,189,826
ESCO Technologies, Inc.	153,660	49,778,157
ITT, Inc.	145,806	31,252,058
SPX Technologies, Inc.(a)	209,521	45,866,242

		164,086,283

Professional Services – 2.9%
FTI Consulting, Inc.(a) (b)	206,729	37,066,510
Planet Labs PBC(a) (b)	1,274,578	47,121,148

		84,187,658

		763,953,299

Information Technology – 23.9%
Communications Equipment – 1.7%
Viavi Solutions, Inc.(a) (b)	953,846	49,981,530

Electronic Equipment, Instruments & Components – 8.4%
Advanced Energy Industries, Inc.(b)	155,000	59,506,050
Allegro MicroSystems, Inc.(a) (b)	608,205	29,497,943
Fabrinet(a) (b)	98,883	67,583,564
Littelfuse, Inc.	65,967	26,661,882
nLight, Inc.(a)	484,728	33,858,251
TTM Technologies, Inc.(a)	165,914	26,250,913

		243,358,603

IT Services – 1.4%
DigitalOcean Holdings, Inc.(a) (b)	437,518	42,189,861

Semiconductors & Semiconductor Equipment – 9.6%
Ambiq Micro, Inc.(a)	324,276	12,153,864
Credo Technology Group Holding Ltd.(a)	423,715	73,730,647
FormFactor, Inc.(a)	224,334	30,493,721
MACOM Technology Solutions Holdings, Inc.(a)	129,501	36,468,777
Semtech Corp.(a) (b)	461,546	48,485,407
SiTime Corp.(a)	86,724	48,751,897
Tower Semiconductor Ltd.(a)	73,815	16,316,806
Ultra Clean Holdings, Inc.(a)	182,934	14,296,292

		280,697,411

Company	Shares	U.S. $ Value

Software – 2.8%
JFrog Ltd.(a)	361,057	$16,767,487
Klaviyo, Inc. - Class A(a)	828,160	16,637,734
Rubrik, Inc. - Class A(a)	446,043	23,720,567
Runway AI, Inc.(a) (c) (d)	453,603	6,309,618
ServiceTitan, Inc. - Class A(a) (b)	291,824	17,351,855

		80,787,261

		697,014,666

Health Care – 21.8%
Biotechnology – 11.3%
Apogee Therapeutics, Inc.(a) (b)	253,180	20,986,090
Ascendis Pharma A/S(a)	64,163	14,717,709
Bridgebio Pharma, Inc.(a) (b)	472,101	33,571,102
Celcuity, Inc.(a) (b)	183,833	22,308,134
CG oncology, Inc.(a) (b)	314,294	20,975,982
Denali Therapeutics, Inc.(a) (b)	699,080	13,086,778
Dianthus Therapeutics, Inc.(a) (b)	192,579	16,908,436
Eikon Therapeutics, Inc.(a)	488,855	4,700,341
Erasca, Inc.(a)	671,584	7,152,370
Halozyme Therapeutics, Inc.(a)	187,389	11,929,184
Kymera Therapeutics, Inc.(a) (b)	226,802	18,386,838
Madrigal Pharmaceuticals, Inc.(a)	30,573	15,818,164
Mineralys Therapeutics, Inc.(a)	415,217	11,065,533
Newamsterdam Pharma Co. NV(a)	306,608	8,756,724
Nuvalent, Inc. - Class A(a)	199,685	20,024,412
Palvella Therapeutics, Inc.(a)	110,647	14,198,223
Relay Therapeutics, Inc.(a)	577,965	7,490,426
Rhythm Pharmaceuticals, Inc.(a) (b)	235,358	19,148,727
Vera Therapeutics, Inc.(a)	363,313	12,937,576
Viridian Therapeutics, Inc.(a)	509,277	6,865,054
Xenon Pharmaceuticals, Inc.(a)	354,417	19,861,529
Zenas Biopharma, Inc.(a) (b)	397,240	7,674,677

		328,564,009

Health Care Equipment & Supplies – 2.8%
AtriCure, Inc.(a)	810,879	22,793,809
Glaukos Corp.(a)	321,339	46,166,774
Kestra Medical Technologies Ltd.(a) (b)	570,686	11,824,614

		80,785,197

Health Care Providers & Services – 3.5%
Billiontoone, Inc. - Class A(a) (b)	105,578	7,923,629
BrightSpring Health Services, Inc.(a) (b)	916,305	43,955,151
Guardant Health, Inc.(a) (b)	501,304	43,653,552
Lumexa Imaging Holdings, Inc.(a) (b)	807,868	7,731,297

		103,263,629

Health Care Technology – 0.6%
HeartFlow, Inc.(a)	572,486	17,037,183

Life Sciences Tools & Services – 1.2%
Alamar Biosciences, Inc.(a) (b)	416,006	10,416,790
Repligen Corp.(a)	197,818	23,403,848

		33,820,638

Pharmaceuticals – 2.4%
Edgewise Therapeutics, Inc.(a)	472,845	14,639,281
Enliven Therapeutics, Inc.(a)	316,636	13,054,902
Ocular Therapeutix, Inc.(a) (b)	1,027,315	9,625,942
Rapport Therapeutics, Inc.(a)	304,633	10,092,491
Structure Therapeutics, Inc. (ADR)(a)	170,755	7,077,795
Trevi Therapeutics, Inc.(a) (b)	1,199,295	16,502,299

		70,992,710

		634,463,366

Financials – 8.6%
Banks – 1.0%
Western Alliance Bancorp	366,132	29,854,403

Capital Markets – 3.8%
Marex Group PLC	793,282	42,321,595
Piper Sandler Cos.	449,197	39,169,978
Stifel Financial Corp.	365,090	28,772,743

		110,264,316

Company	Shares	U.S. $ Value

Consumer Finance – 2.3%
Figure Technology Solutions, Inc. - Class A(a) (b)	540,899	$18,985,555
FirstCash Holdings, Inc.(b)	219,861	47,978,067

		66,963,622

Financial Services – 0.6%
Chime Financial, Inc. - Class A(a) (b)	792,630	17,326,892

Insurance – 0.9%
Accelerant Holdings - Class A(a) (b)	746,399	9,710,651
Neptune Insurance Holdings, Inc. - Class A(a)	606,722	15,246,924

		24,957,575

		249,366,808

Consumer Discretionary – 7.7%
Hotels, Restaurants & Leisure – 3.4%
Cava Group, Inc.(a)	361,689	33,785,370
Portillo’s, Inc. - Class A(a) (b)	2,476,447	15,477,794
Rush Street Interactive, Inc.(a)	1,674,044	47,040,636
Texas Roadhouse, Inc.	15,753	2,536,075

		98,839,875

Household Durables – 1.2%
SharkNinja, Inc.(a)	313,434	36,211,030

Leisure Products – 0.8%
YETI Holdings, Inc.(a) (b)	579,321	22,860,007

Specialty Retail – 2.3%
Murphy USA, Inc.	66,648	39,189,024
National Vision Holdings, Inc.(a) (b)	1,200,684	27,879,882

		67,068,906

		224,979,818

Energy – 4.2%
Oil, Gas & Consumable Fuels – 4.2%
Antero Midstream Corp.	1,587,955	34,712,697
Matador Resources Co.	358,330	22,732,455
Permian Resources Corp. - Class A	1,796,923	38,849,475
Uranium Energy Corp.(a) (b)	1,658,766	24,699,026

		120,993,653

Consumer Staples – 3.0%
Consumer Staples Distribution & Retail – 1.5%
Chefs’ Warehouse, Inc. (The)(a)	567,966	44,074,162

Food Products – 1.5%
Freshpet, Inc.(a) (b)	515,600	34,741,128
Once Upon a Farm PBC - Class A(a)	649,998	9,912,469

		44,653,597

		88,727,759

Materials – 2.8%
Chemicals – 1.2%
Element Solutions, Inc.	852,501	36,308,018

Metals & Mining – 1.6%
Constellium SE(a)	1,014,133	31,722,080
USA Rare Earth, Inc.(a)	571,722	14,847,620

		46,569,700

		82,877,718

Total Common Stocks (cost $1,975,156,777)		2,862,377,087

INVESTMENT COMPANIES – 1.1%
Funds and Investment Trusts – 1.1%
iShares Russell 2000 Growth ETF (b) (e) (cost $15,338,806)	86,289	31,053,686

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(e) (f) (g) (cost $37,032,627)	37,032,627	$37,032,627

Total Investments Before Security Lending Collateral for Securities Loaned – 100.6% (cost $2,027,528,210)		2,930,463,400

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(e) (f) (g) (cost $33,863,396)	33,863,396	33,863,396

Total Investments – 101.7% (cost $2,061,391,606)(h)		2,964,326,796
Other assets less liabilities – (1.7%)		(50,341,434)

Net Assets – 100.0%		$2,913,985,362

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

As of April 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,003,949,931 and gross unrealized depreciation of investments was $(101,014,741), resulting in net unrealized appreciation of $902,935,190.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Small Cap Growth Portfolio

April 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Industrials	$763,953,299	$-0-	$-0-	$763,953,299
Information Technology	690,705,048	-0-	6,309,618	697,014,666
Health Care	634,463,366	-0-	-0-	634,463,366
Financials	249,366,808	-0-	-0-	249,366,808
Consumer Discretionary	224,979,818	-0-	-0-	224,979,818
Energy	120,993,653	-0-	-0-	120,993,653
Consumer Staples	88,727,759	-0-	-0-	88,727,759
Materials	82,877,718	-0-	-0-	82,877,718
Investment Companies	31,053,686	-0-	-0-	31,053,686
Short-Term Investments	37,032,627	-0-	-0-	37,032,627
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	33,863,396	-0-	-0-	33,863,396

Total Investments in Securities	2,958,017,178	-0-	6,309,618	2,964,326,796
Other Financial Instruments(a)	-0-	-0-	-0-	-0-

Total	$2,958,017,178	$-0-	$6,309,618	$2,964,326,796

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2026 is as follows:

Fund	Market Value 7/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$42,702	$887,326	$892,995	$37,033	$1,011
AB Government Money Market Portfolio*	103,147	705,083	774,367	33,863	2,134
	$145,849	$1,592,409	$1,667,362	$70,896	$3,145

*	Investments of cash collateral for securities lending transactions.